Offerings - Offering: 1	Jun. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	5,819,323
Proposed Maximum Offering Price per Unit	2.10
Maximum Aggregate Offering Price	$ 12,220,578.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,687.66
Offering Note	Shares of common stock will be offered for resale by the selling stockholders pursuant to the prospectus contained in the registration statement to which this exhibit is attached. The registration statement registers the resale of an aggregate of 5,676,747 shares of the registrant's common stock. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of common stock being registered hereunder include an indeterminable number of additional shares of common stock that may be issuable as a result of stock splits, stock dividends or similar transactions. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, on the basis of the high and low prices for a share of the registrant's common stock reported on June 18, 2026, which date is a date within five business days prior to the filing of this registration statement.